Stockholders' equity - Summary of Changes in Accumulated Other Comprehensive Income by Item Explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	¥ (566,447)
Transactions with noncontrolling interests shareholders and other	36,286	¥ 143,363	¥ 109,064
Ending Balance	1,229,371	(566,447)
Changes in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(58,315)	(75,292)	(9,152)
Other comprehensive income attributable to Sony Group Corporation's stockholders	(21,201)	(12,531)	(53,814)
Transfer to retained earnings	(91)	29,508	(12,326)
Transfer to held for distribution to owners	4,747
Ending Balance	(74,860)	(58,315)	(75,292)
Changes in debt instruments measured at fair value through other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(1,346,306)	(664,791)	39,845
Other comprehensive income attributable to Sony Group Corporation's stockholders	(262,844)	(681,515)	(704,636)
Transfer to held for distribution to owners	1,609,300
Ending Balance	150	(1,346,306)	(664,791)
Cash flow hedges [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	15,470	19,765	18,413
Other comprehensive income attributable to Sony Group Corporation's stockholders	(3,384)	(4,295)	1,352
Ending Balance	12,086	15,470	19,765
Remeasurement of defined benefit pension plans [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income attributable to Sony Group Corporation's stockholders	38,184	10,583	25,875
Transfer to retained earnings	(38,184)	(10,583)	(25,875)
Exchange differences on translating foreign operations [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	873,514	952,693	513,203
Other comprehensive income attributable to Sony Group Corporation's stockholders	423,701	(79,179)	439,490
Transactions with noncontrolling interests shareholders and other	5,207
Ending Balance	1,302,422	873,514	952,693
Insurance finance income (expenses) [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(60,685)	(620,238)	(1,183,634)
Other comprehensive income attributable to Sony Group Corporation's stockholders	228,593	568,291	563,396
Transfer to retained earnings		(8,738)
Transfer to held for distribution to owners	(167,908)
Ending Balance		(60,685)	(620,238)
Share of other comprehensive income of investments accounted for using the equity method [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	10,642	11,891	6,563
Other comprehensive income attributable to Sony Group Corporation's stockholders	(21,039)	(1,248)	5,348
Transfer to retained earnings	(30)	(1)	(20)
Ending Balance	(10,427)	10,642	11,891
Other [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(767)	(91)	192
Other comprehensive income attributable to Sony Group Corporation's stockholders	(206)	(676)	(283)
Transfer to held for distribution to owners	973
Ending Balance		(767)	(91)
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	(566,447)	(376,063)	(614,570)
Other comprehensive income attributable to Sony Group Corporation's stockholders	381,804	(200,570)	276,728
Transfer to retained earnings	(38,305)	10,186	(38,221)
Transactions with noncontrolling interests shareholders and other	5,207
Transfer to held for distribution to owners	1,447,112
Ending Balance	¥ 1,229,371	¥ (566,447)	¥ (376,063)